Other Liabilities	12 Months Ended
Dec. 31, 2017
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Other Liabilities
19	OTHER LIABILITIES

	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Salary and welfare payable	10,129	7,234
Interest payable to policyholders	9,614	8,006
Payable to third party holders of consolidated trust schemes and debt investment schemes	6,252	5,488
Brokerage and commission payable	5,659	3,713
Payable to constructors	2,668	1,032
Agent deposits	1,906	1,611
Stock appreciation rights (Note 30)	833	654
Tax payable	689	657
Interest payable of debt instruments	127	813
Others	9,553	7,628

Total	47,430	36,836

Current	47,430	36,836
Non-current	—	—

Total	47,430	36,836